SUBSEQUENT EVENTS (Details Narrative) - USD ($)	Mar. 07, 2022	Mar. 01, 2022	Feb. 22, 2022	Feb. 08, 2022	Feb. 01, 2022	Jan. 01, 2022	Dec. 01, 2021	Nov. 01, 2021	Oct. 01, 2021	Sep. 01, 2021	Aug. 01, 2021	Jul. 01, 2021	Jun. 01, 2021	May 01, 2021	Apr. 01, 2021	Mar. 09, 2021	Feb. 01, 2021	Jan. 02, 2021	Mar. 01, 2021
Subsequent Event [Line Items]
Number of common stock shares issued							12,500	12,500	12,500	12,500	12,500	12,500	12,500	12,500	12,500	50,000	12,500	12,500
Share issued price per share							$ 0.072	$ 0.1797	$ 0.20	$ 0.298	$ 0.201	$ 0.201	$ 0.201	$ 0.22	$ 0.408	$ 0.58	$ 0.295	$ 0.103	$ 0.708
Value of common stock shares issued							$ 900	$ 2,246	$ 2,500	$ 3,725	$ 5,375	$ 2,478	$ 2,512	$ 2,750	$ 5,100	$ 29,000	$ 3,687	$ 1,288
Subsequent Event [Member]
Subsequent Event [Line Items]
Number of common stock shares issued		12,500			12,500	12,500
Share issued price per share		$ 0.06			$ 0.069	$ 0.119
Value of common stock shares issued		$ 750			$ 862	$ 1,488
Subsequent Event [Member] | Hospitality Funding Inc [Member]
Subsequent Event [Line Items]
Number of common stock shares issued			1,000,000
Subsequent Event [Member] | Loan Agreement [Member] | FVP [Member]
Subsequent Event [Line Items]
Advance from related party				$ 100,000
Subsequent Event [Member] | Consulting Management License Agreement [Member] | Certain Members [Member] | Soccer Partners America [Member]
Subsequent Event [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	10,000,000